Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangible Assets

Goodwill and other intangible assets consist of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Non-amortizing intangible assets:
Goodwill	$444,850	$444,850
Tradename	230,402	230,402

Amortizing intangible assets:
Favorable leases	4,085	4,111
Noncompetition agreements	—	806
Customer database	198	198

Accumulated amortization:
Favorable leases	(906)	(532)
Noncompetition agreements	—	(537)
Customer database	(154)	(89)

	$678,475	$679,209

Schedule of Estimated Amortization Expense of Intangible Assets

Estimated amortization expense of intangible assets during the next five fiscal years and thereafter is shown below (in thousands):

Fiscal year ending:
January 30, 2016	$429
January 28, 2017	376
February 3, 2018	338
February 2, 2019	335
February 1, 2020	309
Thereafter	1,436

Total remaining amortization	$3,223